JOSEPH L. MOTES III
2149694676/fax: 2149694343
jmotes@akingump.com

March 20, 2007

VIA FACSIMILE AND EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-3628
Mail Stop 2836
Attention: Adé K. Heyliger

Re:	United Surgical Partners International, Inc.
Schedule 13E-3 filed February 5, 2007
File No. 005-62341

Preliminary Proxy Statement on Schedule 14A filed February 5, 2007
File No. 000-32837

Dear Mr. Heyliger:

On behalf of our client, United Surgical Partners International, Inc. (the “Company”), we are hereby filing with the Securities and Exchange Commission (the “Commission”) the Company’s Definitive Proxy Statement on Schedule 14A (the “Definitive Proxy Statement”) and Amendment No. 1 (the “Schedule 13E-3 Amendment”) to the Schedule 13E-3 filed by the Company on February 5, 2007 (the “Schedule 13E-3”).  The Company previously filed a Preliminary Proxy Statement on Schedule 14A on February 5, 2007 (the “Proxy Statement”).

The Proxy Statement and the Schedule 13E-3 have been revised in response to the comments of the staff of the Commission (the “Staff”) set forth in their letter dated February 16, 2007 (the “Comment Letter”).  For your convenience, we have set out the text of the comments from the Comment Letter, followed by the Company’s response.

1700 Pacific Avenue, Suite 4100 / Dallas, Texas 75201-4675 / 214.969.2800 / fax: 214.969.4343 / akingump.com

Schedule 13E-3

1.             Comment:  What consideration was given to whether Messrs. Wilcox and Steen and the certain other directors and executive officers, referred to as rollover investors, are affiliates engaged in the transaction for purposes of Rule 13e-3 and should be named as filing persons on the Schedule 13E-3?  For guidance, we refer you to Section II.D.3 of the Current Issues Outline dated November 14, 2000 available on our website at www.sec.gov.  Please note that each new filing person must individually comply with the filing, dissemination and disclosure requirements of Schedule 13E-3.  Therefore, you will need to revise the disclosure to include all of the information required by Schedule 13E-3 and its instructions for any filing person added in response to this comment.  For example, include a statement as to whether each new filing person believes the Rule 13e-3 transaction is fair to unaffiliated security holders and an analysis of the material factors upon which the filing person relied in reaching such a conclusion.

Response:  We advise the Staff that consideration was given as to whether Messrs. Steen and Wilcox and certain other directors and executive officers of the Company are affiliates engaged in the transaction for purposes of Rule 13e-3 and should be named as filing persons on the Schedule 13E-3.  Consistent with the Staff’s views expressed in Section II.D.3 of the Current Issues Outline dated November 4, 2000 (the “Outline”), this assessment was based on a review of the facts and circumstances at the time of the filing and the applicable Commission rules and guidance, including Rule 13e-3 and the Outline.  The Staff is advised of the Company’s belief that, at the time the Proxy Statement and Schedule 13E-3 were filed, neither Mr. Wilcox or Mr. Steen, nor any other director or executive officer of the Company (other than Paul B. Queally, a director of the Company and a managing member of the general partner of Welsh, Carson, Anderson and Stowe X, L.P. (“Welsh Carson X”) and certain other funds associated with Welsh, Carson, Anderson & Stowe (“Welsh Carson”), who is named as a filing person on the Schedule 13E-3) was an affiliate engaged in the transaction for purposes of Rule 13e-3, and accordingly such persons were not named as filing persons on the Schedule 13E-3.

As noted in the Outline, the Staff has taken the position that members of senior management of an issuer that will be going private are required to file a Schedule 13E-3 where the transaction will be effected through merger of the issuer into the purchaser or that purchaser’s acquisition subsidiary, even though (i) such management’s involvement in the issuer’s negotiations with the purchaser is limited to the terms of each manager’s future employment with and/or equity participation in the surviving company and (ii) the issuer’s board of directors appointed a special committee of outside directors to negotiate all other terms of the transaction except management’s role in the surviving entity.  As further noted in the Outline, an important aspect of the Staff’s analysis was the fact that the issuer’s management ultimately would hold a material amount of the surviving company’s outstanding equity securities, occupy seats on the board of this company in addition to senior management positions, and otherwise be in a position to “control” the surviving company within the meaning of Exchange Act Rule 12b-2 (i.e., “possession, direct or indirect, of the power to direct or cause the direction of the management and policies of a person, whether through the ownership of voting securities, by contract, or otherwise.”).

In the current instance, the Company’s board of directors appointed a special committee of disinterested, independent directors to negotiate all terms of the transaction except management’s role in the surviving entity, and the involvement of senior management in the Company’s negotiations with Welsh Carson X was and will be limited to negotiation of the terms of each such manager’s future employment with and/or equity participation in the surviving company or UNCN Holdings, Inc. (“Parent”).  However, at the time that the Proxy Statement and the Schedule 13E-3 were filed, no substantive discussions had yet taken place, nor were there any agreements or arrangements in place between Welsh Carson X and its affiliates, on the one hand, and any of Mr. Wilcox, Mr. Steen or any other director or executive officer of the Company, on the other hand, regarding such matters.  As disclosed on page 17 of the Proxy Statement (page 20 of the Definitive Proxy Statement), on January 3, 2007, the special committee granted Welsh Carson X permission to begin negotiating employment agreements and rollover equity arrangements with five key members of management, and Messrs. Wilcox and Queally subsequently discussed those arrangements in general terms without reaching agreement as to the terms of any such arrangements.  Thereafter, discussions regarding employment and rollover equity arrangements were discontinued pending completion of the “go shop” process.

The disclosure in the Proxy Statement regarding an expectation that Messrs. Steen and Wilcox and other directors and executive officers of the Company would (i) serve as executive officers and/or directors of the surviving corporation or Parent following the merger and/or (ii) exchange all or a portion of their respective equity interests in the Company and/or pay cash for equity interests in Parent was based on (x) the November 13, 2006 letter from Welsh Carson X to the Company (the “Proposal Letter”), in which Welsh Carson X indicated that, should a transaction be consummated, Welsh Carson X anticipated that all of the Company’s senior management would retain their current positions and responsibilities and be offered the opportunity to participate in the transaction through both direct investment and restricted stock and/or stock options, (y) Welsh Carson X’s request that the special committee allow negotiations to begin regarding employment agreements and rollover equity arrangements with certain members of management and the preliminary discussion of such matters by Messrs. Wilcox and Queally and (z) publicly available information regarding the arrangements Welsh Carson and/or its affiliates made with the senior management of other issuers in similar Rule 13e-3 transactions.

The Company has, since the time that the Proxy Statement and the Schedule 13E-3 were filed (and the completion of the “go shop” process), identified additional executive officers and members of management who are expected to reach agreement with Welsh Carson X regarding (i) service as an executive officer or director of the surviving corporation or Parent following the merger and/or (ii) participation as an investor in the transaction.  Accordingly, the Company has included in the Definitive Proxy Statement and/or the Schedule 13E-3 Amendment, as applicable, disclosure providing the information required by Schedule 13E-3 and its instructions for any filing person added.

The Company believes that, consistent with the guidance set forth in the Outline, members of management other than Messrs. Steen and Wilcox who will become officers of the surviving corporation and/or acquire equity interests in Parent in connection with the merger are not affiliates engaged in the transaction for purposes of Rule 13e-3 (and accordingly need not be named as filing persons on the Schedule 13E-3 Amendment) because such persons will not (i) hold material amounts of the outstanding equity securities of Parent, (ii) occupy seats on the board of directors of Parent or the surviving corporation, (iii) negotiate the terms of any rollover investments (other than whether and to what extent to participate) or (iv) otherwise be in a position to “control” the surviving corporation within the meaning of Exchange Act Rule 12b-2.

The Company expects to further update its filings in the event that it identifies additional executive officers or directors who are expected to enter into (or who enter into) agreements with Welsh Carson X regarding (i) service as an executive officer or director of the surviving corporation and/or Parent following the merger and/or (ii) participation as an investor in the transaction.

Schedule 14A

Summary Term Sheet, page 1

1.             Comment:  Please disclose in the “Opinion of the Special Committee’s Financial Advisor” bullet point on page 3 the fee JP Morgan will receive and quantify the portion of such fee that will be contingent upon the completion of the merger.

Response:  We note the Staff’s comment and have revised the Proxy Statement to disclose the requested fee information.  Such revisions are set forth on pages 3 and 36 of the Definitive Proxy Statement.

2.             Comment:  Please disclose in the “Interests of USPI’s Directors and Executive Officers” bullet point beginning on page 6, and in the accompanying section beginning on page 44, the names of the rollover investors.  Also, briefly describe the material terms of any investment agreements entered into between the rollover investors (including Messrs. Wilcox and Steen) and the Parent, quantify the rollover investors’ current equity interest in USPI and, to the extent known, their anticipated equity interest in the Parent as of the effective time of the merger.

Response:  As discussed in more detail in the response to Comment 1 regarding the Schedule 13E-3 above, we advise the Staff that, although on January 3, 2007 the special committee granted Welsh Carson X permission to begin negotiating employment agreements and rollover equity arrangements with five key members of management, and Messrs. Wilcox and Queally at that time discussed such arrangements in general terms, at the time that the Proxy Statement and the Schedule 13E-3 were filed (and until the “go shop” process was completed), no substantive discussions had yet taken place, nor were there any agreements or arrangements in place between Welsh Carson X and its affiliates, on the one hand, and any of Mr. Wilcox, Mr. Steen or any other director or executive officer of the Company, on the other hand, regarding any such person’s future employment with and/or equity participation in the surviving company or Parent.

The Company has included in the Definitive Proxy Statement the requested information regarding executive officers and directors who are expected reach agreement with Welsh Carson X regarding (i) service as an executive officer or director of the surviving corporation or Parent following the merger and/or (ii) participation as an investor in the transaction.  Such additional disclosure is set forth on pages 7, 8, 41, 45, 46, 47 and 48 of the Definitive Proxy Statement.  The Company has also included general disclosure regarding a limited number of non-executive officers of the Company who are expected to contribute restricted stock units in exchange for grants under a new restricted stock and option plan to be adopted by Parent in connection with the merger.  Such disclosure is set forth in on pages 8 and 47 of the Definitive Proxy Statement.

The Company expects to further update its filings in the event that it identifies additional executive officers or directors who are expected to enter into (or who enter into) agreements with Welsh Carson X regarding (i) service as an executive officer or director of the surviving corporation and/or Parent following the merger and/or (ii) participation as an investor in the transaction.

Special Factors, page 15

3.             Comment:  We refer you to your disclosure in the penultimate paragraph on page 15.  Please describe in greater detail the risks associated with “the current reimbursement, regulatory and competitive environment facing the alternate site surgery industry.”

Response:  We advise the Staff that the phrase “the current reimbursement, regulatory and competitive environment facing the alternate site surgery industry” included in the penultimate paragraph on page 15 of the Proxy Statement was language used by Welsh Carson X in the Proposal Letter and was included in the Proxy Statement only as part of a summary of the Proposal Letter.

The Company is not aware of the particular risks referred to by Welsh Carson X in the Proposal Letter.  However, as disclosed on pages 17, 18 and 23 of the Proxy Statement (pages 17, 18 and 23 of the Definitive Proxy Statement), in connection with its evaluation of the transaction the special committee did consider and discuss, among other things, the challenging environment faced by the Company and the Company’s business, operations, financial condition, strategy and prospects, as well as general economic, market and regulatory conditions, noting in particular that:

•      the Company and some of its peer firms in the ambulatory surgery center industry had experienced decreases in trading multiples over the past few years;

•      a significant percentage of the Company’s total revenue and earnings per share growth had been driven by acquisitions, that growth through acquisitions would be difficult to sustain in the long term and that, in the view of the special committee, the Company had received little credit in the marketplace for its recent acquisitions and divestitures;

•      the Company faced challenges with respect to organic growth and physician retention, and that in recent years retention levels had declined; and

•      the Company had generally suffered from stagnant or declining same store revenue growth, volume and revenue per case, and in many years had not exceeded or even met earnings expectations.

In addition, the special committee was aware of the complex regulatory environment in which the Company operates, and that statutes, rules and regulations governing the Company’s business and operations, including among others those relating to patient privacy, electronic data security, remuneration under the Medicare or Medicaid programs, physician self-referrals and the licensing and certification of healthcare facilities are subject to changes or differing interpretations that could materially affect the Company’s business and operations.

The relevant disclosure has been supplemented in response to the Staff’s comment. Such revisions are set forth on pages 23 to 24 of the Definitive Proxy Statement.

4.             Comment:  We refer you to your disclosure in the first full paragraph on page 16 regarding Messrs. Wilcox and Steen’s “reasonable expectation of [having] a financial interest in the offer.”  Please revise to include a discussion of all previous conversations regarding Messrs. Wilcox and Steen’s equity interest in the transaction.  Disclose when those conversations took place, and who initiated and participated in any negotiations.

Response:  We advise the Staff that, as disclosed on page 17 of the Proxy Statement (page 20 of the Definitive Proxy Statement), on January 3, 2007, the special committee granted Welsh Carson X permission to begin negotiating employment agreements and rollover equity arrangements with five key members of management, including Messrs. Wilcox and Steen, and Messrs. Wilcox and Queally subsequently discussed those arrangements in general terms without reaching agreement as to the terms of any such arrangements.  However, as discussed in the responses to Comment 1 regarding the Schedule 13E-3 above and Comment 1 regarding the Proxy Statement, at the time that the Proxy Statement and the Schedule 13E-3 were filed (and pending completion of the “go shop” process), no substantive discussions had yet taken place, nor were there any agreements or arrangements in place between Welsh Carson X and its affiliates, on the one hand, and Mr. Wilcox or Mr. Steen, on the other hand, regarding their future employment with and/or equity participation in the surviving company or Parent.  The disclosure in the Proxy Statement regarding Messrs. Wilcox’s and Steen’s reasonable expectation of having a financial interest in the offer was based on (i) Welsh Carson X’s indication in the Proposal Letter of its expectation that, in the event that a transaction were to be consummated, all of the Company’s senior management would retain their current positions and responsibilities and be offered the opportunity to participate in the transaction through both direct investment and restricted stock and/or stock options, (ii) Welsh Carson X’s request that the special committee allow negotiations to begin regarding employment agreements and rollover equity arrangements with certain members of management and the preliminary discussion of such matters by Messrs. Wilcox and Queally and (iii) publicly available information regarding the arrangements Welsh Carson and/or its affiliates had entered into with the senior management of other issuers in similar Rule 13e-3 transactions.

Subsequent to the time that the Proxy Statement and the Schedule 13E-3 were filed (and following completion of the “go shop” process), Mr. Queally and Messrs. Wilcox and Steen (on behalf of the rollover investors) have engaged in discussions regarding the future employment of rollover investors with and/or equity participation by rollover investors in the surviving company or Parent, and discussions regarding these arrangements are ongoing.  Disclosure regarding these discussions and the anticipated terms of such arrangements are set forth on pages 7, 8, 20, 23, 45, 46, 47 and 48 of the Definitive Proxy Statement.

The Company expects to further update its filings in the event that it identifies additional executive officers or directors who are expected to enter into (or who enter into) agreements with Welsh Carson X regarding (i) service as an executive officer or director of the surviving corporation and/or Parent following the merger and/or (ii) participation as an investor in the transaction.

5.             Comment:  We refer you to your disclosure in the last paragraph on page 16.  Please include a brief discussion of the “strategic alternatives” considered and explain why these alternatives were rejected in favor of the present transaction.  Your discussion should include a specific explanation as to why the special committee believes the current transaction is more favorable to unaffiliated shareholders than the alternatives considered.

Response:  The Staff is advised that the referenced disclosure has been revised in response to the Staff’s comments.  The revised disclosure is set forth on pages 16, 17, 23 and 24 of the Definitive Proxy Statement.

6.             Comment:  Please describe in greater detail the “unique structure and operations of the Company” that posed “significant risks to commencing a broader process involving the sale of the Company” and explain how the special committee determined that these risks outweighed the potential benefits of a broader sales process.

Response:  We advise the Staff that the Company owns less than 100% of each facility it operates, and operates all of its U.S. facilities through joint ventures with physicians and, in some instances, a not-for-profit healthcare system as a partner. The joint venture agreements governing these relationships generally include provisions that, upon a change of control of the Company, give counterparties the right to (i) buy the Company’s interest in the joint venture or (ii) cause the Company to buy the counterparties’ respective interests in the joint venture, in either case resulting in the termination of the joint venture.  In addition, apart from the contractual arrangements with these not-for-profit partners, the success of the Company’s business relies on the general business relationships that the Company has with these not-for-profit partners as well as the physicians who use the Company’s facilities.  In particular, unlike many traditional health care companies or hospital operators, such physicians are not employees of the Company and are not obligated to use the Company’s facilities.

As disclosed in the Proxy Statement, the special committee was concerned that a broader process involving the sale of the Company would raise concerns among the Company’s joint venture partners and contractual counterparties.  In particular, the special committee was concerned that maintaining confidentiality would be difficult in a broader sale process, and that potential purchasers conducting due diligence would disrupt the business and operations of the

Company’s joint venture partners and otherwise jeopardize these strategic relationships. Moreover, the special committee was concerned that change of control provisions in the Company’s joint venture and other material contracts could be triggered in a sale transaction.  Furthermore, the special committee was concerned that any perceived uncertainty by such physicians or the not-for-profit partners regarding the future health or management of the Company could adversely impact the Company through reduced use of the Company’s facilities, thereby lowering revenues generated through the Company’s management fee arrangements with its surgery centers.  In determining that these risks outweighed the potential benefits of a broader sales process, the special committee considered that (i) Welsh Carson X was a founder and early investor in the Company and was already familiar with certain of the Company’s joint venture and physician partners, (ii) Welsh Carson X’s offer was not contingent upon the conduct of due diligence by Welsh Carson X or its prospective lenders, (iii) Welsh Carson X had offered to assume the change of control risks associated with the transaction and (iv) the “go shop” provision would permit other prospective buyers to be solicited without the risk of Welsh Carson X rescinding its offer or jeopardizing the Company’s joint venture and other business relationships.  The special committee would have evaluated any acquisition proposal submitted during the go shop period (including any such proposals that were subject to due diligence) and would have provided prospective buyers with (1) due diligence information on a confidential basis and (2) the opportunity to conduct due diligence involving the Company’s joint venture and other business relationships in the event that the special committee deemed it appropriate in light of the terms of the acquisition proposal.

The relevant disclosure has been revised in response to the Staff’s comment.  Such revisions are set forth on pages 17, 23, 24 and 26 of the Definitive Proxy Statement.

7.             Comment:  Please describe the “change of control risks” mentioned on page 16 and elsewhere in the filing.  Additionally, ensure that you have included, in an appropriate section of the filing, a discussion of all compensation/benefits expected to be received by the executive officers and directors resulting from any change of control rights they may have.

Response:  We advise the Staff that the “change of control” risks have been described in the response to Comment 6, and the relevant disclosure has been revised in response to the Staff’s comment.  Such revisions are set forth on pages 17 and 26 of the Definitive Proxy Statement.

We further advise the Staff that the Company included in the Proxy Statement a discussion of all compensation/benefits expected to be received by the executive officers and directors of the Company resulting from any change of control rights they have.  Such disclosure is set forth on page 46 of the Definitive Proxy Statement.

8.             Comment:  Please provide your analysis as to why you do not believe the December 15, 2006 Citigroup/Welsh Carson X presentation should be filed, pursuant to Item 1015(a) of Regulation M-A, as a report materially related to the current going private transaction.

Response:  We advise the Staff that the December 15 presentation was made by Welsh Carson and Citigroup to J.P. Morgan Securities Inc. (“JPMorgan”) to advise JPMorgan of the rationale for Welsh Carson X’s initial offer to acquire the Company.  JPMorgan had recently been engaged by the Company and both Welsh Carson and Citigroup were interested in providing JPMorgan with the background necessary to facilitate immediate negotiations.  The presentation was not prepared for the use by the special committee or for delivery to the Company, its affiliates or its unaffiliated security holders.  Rather, the December 15 presentation was prepared by Citigroup and Welsh Carson solely to stimulate and encourage active negotiations between Welsh Carson and Citigroup, on the one hand, and JPMorgan, on behalf of the special committee, on the other hand.  More specifically, the December 15 presentation was not intended to inform or advise the special committee or the board of directors with respect to the consideration or the fairness of the consideration to be offered to security holders in the merger or the fairness of the transaction to the Company, its affiliates or to its unaffiliated security holders.  In addition, the December 15 presentation did not contain any views of Welsh Carson or Citigroup regarding the merger consideration or the fairness of the merger consideration and we supplementally inform the Staff that the special committee has informed the Company that it did not rely on or consider the December 15 presentation in making its determination as to the fairness of the merger consideration.  The “Financial Projections” section of the Proxy Statement (and the Definitive Proxy Statement) includes all of the material financial projections the Company provided to JPMorgan and are the management projections which JPMorgan reviewed in connection with the preparation of its fairness opinion.  Management did not provide any projections to Welsh Carson or Citigroup that were not also provided to JPMorgan.

Accordingly, the Company believes the December 15 presentation should not be considered a “report” for purposes of Item 1015(a) of Regulation M-A.

9.             Comment:  Please revise your disclosure on page 22 to provide an update as to the “go shop” process, including the number and types of entities contacted by JPMorgan to date, the criteria JPMorgan used to identify these entities and the results of its inquiries.

Response:  We advise the Staff that, in response to the Staff’s comment, the Company has revised the referenced disclosure to provide an update as to the “go shop” process, including the requested information.  Such disclosure is set forth on pages 6, 22 and 23 of the Definitive Proxy Statement.

Recommendations of the Special Committee…, page 22

10.           Comment:  Please revise your disclosure to clarify the special committee’s belief as to the substantive and procedural fairness of the transaction to the unaffiliated shareholders.

Response:  We advise the Staff that, in response to the Staff’s comment, the Company has revised the disclosure to clarify the special committee’s belief as to the substantive and procedural fairness of the transaction to the unaffiliated shareholders.  Such disclosure is set forth on page 23 of the Definitive Proxy Statement.

11.           Comment:  Please expand your disclosure in the first bullet on page 23 regarding the Company’s business, operations, financial condition, strategy and prospects as factors behind the special committee’s decision to recommend the merger.  Quantify these factors to the extent practicable.

Response:  We advise the Staff that, in response to the Staff’s comment, the Company has revised the referenced disclosure regarding the Company’s business, operations, financial condition, strategy and prospects as factors behind the special committee’s decision to recommend the merger; however, quantifying these factors was not practicable. Such disclosure is set forth on pages 23 and 24 of the Definitive Proxy Statement.

12.           Comment:  We refer you to your disclosure on page 24.  Please explain in greater detail why the special committee believes the “go shop” provision contributes to the substantive of procedural fairness of the transaction in light of the “significant risks” involved in commencing a broader sales process, as discussed in the first paragraph on page 16.

Response:  We advise the Staff that, in response to the Staff’s comment, the Company has revised the referenced disclosure to explain in greater detail why the special committee believes the “go shop” provision contributes to the substantive and procedural fairness of the transaction in light of the “significant risks” involved in commencing a broader sales process. Such revised disclosure is set forth on page 26 of the Definitive Proxy Statement.

13.           Comment:  We refer you to your disclosure in the last paragraph on page 25.  Please disclose the combined ownership of USPI common stock currently held by the buying group, Messrs. Wilcox and Steen and the rollover investors.  Tell us whether the special committee considered it necessary to explicitly require adoption of the merger agreement by at least a majority of the Company’s unaffiliated shareholders in light of this combined equity ownership.

Response:  The Staff is advised that the referenced disclosure has been revised to disclose the combined ownership of the Company’s common stock currently held by the buying group

(including affiliates of Welsh Carson and Messrs. Wilcox and Steen) and the directors and executive officers of the Company that are expected to become rollover investors.  Such revised disclosure is set forth on page 38 of the Definitive Proxy Statement.  At the time the special committee made its determination regarding the merger agreement and the vote necessary to adopt the merger agreement, no rollover investors had been identified and the special committee was unaware of what the combined ownership of the buying group would ultimately be.  The special committee was aware that Welsh Carson X stated in the Proposal Letter its expectation that, in the event that a transaction was consummated, all of the Company’s senior management would retain their current positions and responsibilities and be offered the opportunity to participate in the transaction through both direct investment and restricted stock and/or stock options.  However, as disclosed on page 26 of the Definitive Proxy Statement, the special committee did not consider it necessary to explicitly require adoption of the merger agreement by at least a majority of the Company’s unaffiliated stockholders  because of the procedural safeguards (as discussed in the bullet points preceding such disclosure), the level of the buying group’s and management’s (including the Company’s executive officers and directors but excluding Mr. Queally) respective then-current ownership of USPI common stock, which, as of January 5, 2007, represented less than 1% and 6.5%, respectively, of the Company’s outstanding common stock.

14.           Comment:  Please consider expanding your discussion beginning on page 26 of the “risks and potential negative factors” relating to the 13e-3 transaction considered by the special committee to address the following:

•                                          the rights and protections that the federal securities laws give to shareholders of public companies;

•                                          the substantive requirements that the federal securities laws, including the Sarbanes Oxley Act, impose on public companies; and

•                                          the reporting obligations for officers, directors, and beneficial owners.

Response:  The Staff is advised that the special committee did not discuss the items referenced in the Staff’s comments in considering the risks and potential negative factors relating to the 13e-3 transaction because the special committee anticipated that debt financing to be entered into in connection with the merger would cause the surviving corporation to be a reporting company following the merger.

15.           Comment:  We note your statement on page 26 that the special committee did not consider the liquidation value of the Company’s assets because it considers the company to be a viable going concern business.  Did the committee consider the possibility that the aggregate value of the individual assets may be worth more than the value of the business?  If not, then please explain why.  Further, please note that the absence of an intention to liquidate is not determinative of whether the discussion should address liquidation values.  See Question and Answer No. 20 of Exchange Act Release No. 34-17719 (April 13, 1981).

Response:  The Staff is advised of the special committee’s belief that the liquidation value of the Company would be significantly lower than the Company’s value as a going concern.  The disclosure has been revised in response to the Staff’s comment.  The revised disclosure is set forth on page 27 of the Definitive Proxy Statement.

Opinion of Financial Advisor, page 28

16.           Comment:  You state that the summary of the JPMorgan opinion is qualified in its entirety by reference to the full text of such opinion.  Because you are responsible for the accuracy of the information in the filing, this type of qualification is inappropriate.  Please revise accordingly.

Response:  The Staff is advised that the referenced language has been deleted in response to the Staff’s comment.

17.           Comment:  Please disclose whether any companies or transactions meeting the respective selection criteria pursuant to the public company or selected transaction analysis were excluded from such analysis.

Response:  We note the Staff’s comment.  Additional disclosure has been made in response to the Staff’s comment.  The revised disclosure is set forth on pages 31 and 33 of the Definitive Proxy Statement.

18.           Comment:  Please tell us the basis for the selection of the 4.0% to 6.0% growth rate assumed in the Discounted Cash Flow Analysis and the exit multiple and rate of return range rate assumed in the Leveraged Buyout Analysis, and explain why the financial advisor believes that these assumptions are the most appropriate indicators.

Response:  The Staff is advised that JPMorgan has informed the Company that, for the purpose of its discounted cash flow analysis, in calculating a range of terminal values of the Company, JPMorgan applied a growth rate range of 4.0% to 6.0% corresponding to its assumption of organic long-term growth for the Company.  JPMorgan selected this range based on its review of the current and historical growth trends of both the Company and the selected companies considered in JPMorgan’s public trading multiples analysis, as well as the expected growth characteristics of the Company in 2011.

JPMorgan further informed the Company that, for the purpose of its leveraged buyout analysis, JPMorgan assumed an exit multiple of 2006E EBITDA-MI of up to 11.0x, as this multiple (a) bears consistency with the last six months’ trading multiple for the Company and the last 12 months’ trading multiple of the publicly-traded selected companies considered in JPMorgan’s public trading multiples analysis and (b) is greater than the median value for such multiple for such selected companies.  JPMorgan assumed a range of target rates of return of 17.5% to 22.5% based upon its assessment that such range corresponded to the generally accepted range of target rates of return in leveraged buyout transactions led by financial sponsors.

Additional disclosure regarding the foregoing has been included on pages 34 and 35 of the Definitive Proxy Statement.

Financing, page 41

19.           Comment:  We refer you to your disclosure on page 44 in the penultimate paragraph of this subsection, specifically your statement that you do not intend to update or revise any materials, including these proxy materials, concerning any changes to the terms of your financing.  Please tell us how you plan to comply with the disclosure requirements of Item 1007 of Regulation M-A.

Response:  The Staff is advised that the Proxy Statement disclosed all material information known to the Company at the time the Proxy Statement was filed regarding the financing arrangements being undertaken in connection with the merger.  The Company will comply with the disclosure requirements of Item 1007 of Regulation M-A by updating such disclosure in its filings to reflect any material changes or additional information regarding such financing arrangements.  The statement that the Company does not intend to update or revise any materials, including the proxy materials, concerning any changes to the terms of such financing has been revised in response to the Staff’s comment. Such revised disclosure is set forth on page 45 of the Definitive Proxy Statement.

Financial Projections, page 50

20.           Comment:  We note that you have included a “subset” of the financial projections provided to the financial advisor.  Please ensure that you have provided all projections and underlying assumptions that were supplied to the financial advisor and used to formulate its opinion.

Response:  We respectfully advise the Staff that we believe the disclosures presented under the heading “Special Factors—Financial Projections” provide the material projected financial information and related assumptions provided to the special committee and relied upon by the committee’s financial advisor in rendering its opinion to the special committee and have revised and clarified the disclosure set forth on page 53 of the Definitive Proxy Statement accordingly.

The Special Meeting of Stockholders, page 53

Solicitation of Proxies, page 55

21.           Comment:  We note your disclosure that your officers, directors and other employees may solicit proxies by mail, e-mail, telephone, facsimile or other means.  We remind you that all written soliciting materials, including any scripts to be used in soliciting proxies over the telephone and information posted on the Internet must be filed under the cover of Schedule 14A.  Refer to Rule 14a-6(b) and (c).  Please confirm your understanding.  Also, please provide us a user ID and password necessary to access any Internet websites to be used for voting, or provide the printed pages depicting the information on the site.

Response:  The Staff is advised of the Company’s understanding and acknowledgement that all written soliciting materials, including any scripts to be used in soliciting proxies over the telephone and information posted on the Internet, must be filed under the cover of Schedule 14A.  The Company has not yet established an Internet website to be used for voting, but once such a website is established the Company will promptly provide the Staff with a user ID and password necessary to access such website or provide the Staff with printed pages depicting the information on the site.

* * *

The requested representations from the Company and all additional filing persons requested by the Staff in its Closing Comments are included in a letter from the Company and such filing persons enclosed herewith.

If you have further questions or comments, or if you require additional information, please do not hesitate to contact the undersigned by telephone at (214) 969-4780 or by facsimile at (214) 969-4343.  Thank you for your assistance.

Very truly yours,

/s/ Joseph L. Motes III

Joseph L. Motes III

Enclosures

cc:                                 Jason B. Cagle, United Surgical Partners International, Inc.